Business and Business Presentation (Details) - shares	Sep. 04, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business and Business Presentation [Line Items]
Reverse stock split description	On September 4, 2025, the Company effected a 1-for-100 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”).
Shares of company issued		2,941,104	2,881,104	2,821,877
Shares of company outstanding		2,941,104	2,881,104	2,821,877
Common Stock [Member]
Business and Business Presentation [Line Items]
Shares of company issued		100	100
Shares of company outstanding		100	100
Maximum [Member] | Common Stock [Member]
Business and Business Presentation [Line Items]
Shares of company outstanding		284,750,832	284,750,832
Minimum [Member] | Common Stock [Member]
Business and Business Presentation [Line Items]
Shares of company outstanding		2,847,873	2,847,873